UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2011
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        May 11, 2011

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 03-31-11
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    64
Form 13F Information Table Value Total:     $181,586,642

List of Other Included Managers: None


Name of Issuer                                    Class    Cusip              Market      Shares  Inv Auth  Mngr Voting Auth
3M                                                Common  88579Y101            7011565     74990    Sole          74990
AT&T                                              Common  00206R102            3232998    105619    Sole         105619
Abbott Laboratories                               Common  002824100             231761      4725    Sole           4725
Accenture                                         Common  G1151C101            3556559     64700    Sole          64700
Adobe Systems                                     Common  00724F101             686412     20700    Sole          20700
American Tower                                    Common  029912201            2226394     42964    Sole          42964
Automatic Data Processing                         Common  053015103            5200268    101350    Sole         101350
BP P.L.C.                                         Common  055622104            4366682     98928    Sole          98928
Barrick Gold                                      Common  067901108             443363      8541    Sole           8541
Caterpillar                                       Common  149123101             289510      2600    Sole           2600
Chevron                                           Common  166764100             933013      8680    Sole           8680
Chubb                                             Common  171232101            6168399    100610    Sole         100610
Cisco Systems                                     Common  17275R102            1699565     99100    Sole          99100
Citrix Systems                                    Common  177376100            1774059     24150    Sole          24150
Clorox                                            Common  189054109            5709163     81478    Sole          81478
Coca Cola                                         Common  191216100             991783     14950    Sole          14950
Colgate Palmolive                                 Common  194162103            4196693     51965    Sole          51965
ConocoPhillips                                    Common  20825C104            3873529     48504    Sole          48504
Deere                                             Common  244199105             300359      3100    Sole           3100
Dow Chemical                                      Common  260543103            6670425    176700    Sole         176700
DuPont                                            Common  263534109             671678     12219    Sole          12219
Eli Lilly                                         Common  532457108             324971      9240    Sole           9240
Emerson Electric                                  Common  291011104            2473050     42325    Sole          42325
Exxon Mobil                                       Common  30231G102            4989414     59306    Sole          59306
General Electric                                  Common  369604103            2470060    123195    Sole         123195
General Mills                                     Common  370334104            3243812     88750    Sole          88750
HCP                                               Common  40414l109             250404      6600    Sole           6600
Hartford Financial                                Common  416515104            1243358     46170    Sole          46170
Hershey Foods                                     Common  427866108            5473588    100710    Sole         100710
Honeywell                                         Common  438516106             250782      4200    Sole           4200
Intel                                             Common  458140100            4795515    237637    Sole         237637
International Business Machines                   Common  459200101            1866662     11447    Sole          11447
International Flavors & Fragrances                Common  459506101            8081867    129725    Sole         129725
J.P. Morgan Chase                                 Common  46625H100            1313850     28500    Sole          28500
Johnson & Johnson                                 Common  478160104            4451926     75138    Sole          75138
Linear Technology                                 Common  535678106            2675266     79550    Sole          79550
Medco Health Solutions                            Common  58405U102            1140216     20303    Sole          20303
Medtronic                                         Common  585055106            4771187    121250    Sole         121250
Merck                                             Common  58933Y105            5831679    176664    Sole         176664
Microsoft                                         Common  594918104             316105     12450    Sole          12450
Newmont Mining                                    Common  651639106            6055651    110950    Sole         110950
NextEra Energy, Inc.                              Common  65339f101             460252      8350    Sole           8350
Norfolk Southern                                  Common  655844108             213005      3075    Sole           3075
Northern Trust                                    Common  665859104            4647482     91576    Sole          91576
PepsiCo                                           Common  713448108            4395596     68244    Sole          68244
Pfizer                                            Common  717081103            5465076    269083    Sole         269083
Pharmaceutical Product Development Inc.           Common  717124101            3568452    128825    Sole         128825
Procter & Gamble                                  Common  742718109            6906284    112115    Sole         112115
Progress Energy                                   Common  743263105            1101915     23882    Sole          23882
QEP Resources                                     Common  74733V100            1084445     26750    Sole          26750
Questar                                           Common  748356102             636052     36450    Sole          36450
Royal DutchShell Class A ADR                      Common  780259206             517233      7099    Sole           7099
Schlumberger Ltd                                  Common  806857108            4360838     46760    Sole          46760
Sherwin Williams                                  Common  824348106             201576      2400    Sole           2400
Sigma Aldrich                                     Common  826552101            4311610     67750    Sole          67750
Staples                                           Common  855030102             523369     26950    Sole          26950
Sysco                                             Common  871829107            3880077    140075    Sole         140075
The Scotts Company                                Common  810186106            5208351     90032    Sole          90032
Union Pacific                                     Common  907818108             412986      4200    Sole           4200
United Parcel Service                             Common  911312106            5969754     80325    Sole          80325
Verizon                                           Common  92343V104             912011     23664    Sole          23664
Wal-Mart Stores                                   Common  931142103             218610      4200    Sole           4200
Walgreen                                          Common  931422109            4132012    102940    Sole         102940
Wells Fargo                                       Common  949746101             206115      6500    Sole           6500
                                                                             181586642



































































































































































































































































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